3. PROPERTY AND EQUIPMENT - Property and Equipment (Details)	Mar. 31, 2017 USD ($)
Cost	$ 292,915
Accumulation depreciation
Property, plant and equipment - net	292,915
Land
Cost	58,600
Accumulation depreciation
Property, plant and equipment - net	58,600
Building [Member]
Cost	234,315
Accumulation depreciation
Property, plant and equipment - net	$ 234,315